As filed with the Securities and Exchange Commission.
                                                      '33 Act File No. 333-62692
================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4


                         POST-EFFECTIVE AMENDMENT NO. 7

                      UNDER THE SECURITIES ACT OF 1933                       [X]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [ ]

                          NATIONWIDE VARIABLE ACCOUNT-4
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[  ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[  ]   on (date) pursuant to paragraph (b) of Rule 485


[  ]   60 days after filing pursuant to paragraph (a) of Rule 485


[ X]  on May 1, 2003 pursuant to paragraph (a) of Rule 485


If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                                                  NATIONWIDE VARIABLE ACCOUNT-4
                                              REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                                     CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.....................................................................................................Cover Page
Item 2.    Definitions.....................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights..........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information...........................................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...................................................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts...........................................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...................................................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions............................................................................Death Benefits
Item 10.   Purchases and Contract Value....................................................................Operation of the Contract
Item 11.   Redemptions........................................................................................Surrender (Redemption)
Item 12.   Taxes  ........................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.......................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.............................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.....................................................................................................Cover Page
Item 16.   Table of Contents.......................................................................................Table of Contents
Item 17.   General Information and History...........................................................General Information and History
Item 18.   Services.........................................................................................................Services
Item 19.   Purchase of Securities Being Offered.................................................Purchase of Securities Being Offered
Item 20.   Underwriters.................................................................................................Underwriters
Item 21.   Calculation of Performance Information........................................................Calculations of Performance
Item 22.   Annuity Payments.........................................................................................Annuity Payments
Item 23.   Financial Statements.................................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.................................................................................Item 24
Item 25.   Directors and Officers of the Depositor...........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..................................................................................Item 26
Item 27.   Number of Contract Owners.........................................................................................Item 27
Item 28.   Indemnification...................................................................................................Item 28
Item 29.   Principal Underwriter.............................................................................................Item 29
Item 30.   Location of Accounts and Records..................................................................................Item 30
Item 31.   Management Services...............................................................................................Item 31
Item 32.   Undertakings .....................................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4


                   The date of this prospectus is May 1, 2003.


--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

o  American Century VP Income & Growth Fund: Class III +
o  American Century VP Ultra Fund: Class III +
o  American Century VP Value Fund: Class III +

FIDELITY VARIABLE INSURANCE PRODUCT FUND
o  VIP Equity Income Portfolio: Service Class 2 R +
o  VIP Growth Portfolio: Service Class 2 R +

FIDELITY VARIABLE INSURANCE PRODUCT FUND II
o  VIP II Contrafund(R)Portfolio: Service Class 2 R +

GARTMORE VARIABLE INSURANCE TRUST
o  Gartmore GVIT Government Bond Fund: Class III +
o  Gartmore GVIT Money Market Fund II
o  Gartmore GVIT Total Return Fund: Class III +
o  GVIT Small Cap Growth Fund: Class III +
o  GVIT Small Cap Value Fund: Class III +
o  GVIT Small Company Fund: Class III +
o  Strong GVIT Mid Cap Growth Fund: Class III +

RYDEX VARIABLE TRUST
o  Arktos Fund
o  Banking Fund
o  Basic Materials Fund
o  Biotechnology Fund
o  Consumer Products Fund
o  Electronics Fund
o  Energy Fund
o  Energy Services Fund
o  Financial Services Fund
o  Health Care Fund
o  Internet Fund
o  Large-Cap Europe Fund
o  Large-Cap Japan Fund
o  Leisure Fund
o  Medius Fund
o  Mekros Fund
o  Nova Fund
o  OTC Fund
o  Precious Metals Fund
o  Real Estate Fund
o  Retailing Fund
o  Sector Rotation Fund
o  Technology Fund

o  Telecommunication Fund
o  Titan 500 Fund
o  Transportation Fund
o  Ursa Fund
o  U.S. Government Bond Fund
o  Utilities Fund
o  Velocity 100 Fund

+ These underlying mutual funds assess a short-term trading fee (see "Underlying Mutual Fund Short-Term Trading Fees" and "Short-Term Trading Fees").

--------------------------------------------------------------------------------

The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 38.

--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:
o  Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutualfund; or
o  required Nationwide forms,

call:

           1-866-233-3223
     TDD 1-800-238-3035

or write:
         NATIONWIDE LIFE INSURANCE COMPANY
         ONE NATIONWIDE PLAZA, RR1-04-F4
         COLUMBUS, OHIO  43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:

o IS NOT A BANK DEPOSIT
o IS NOT FDIC INSURED
o IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o IS NOT AVAILABLE IN EVERY STATE
o MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CHARITABLE REMAINDER TRUST- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

CONTRACT VALUE- The total value of all accumulation units held under the contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA)- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF STANDARD CONTRACT EXPENSES.........................

ADDITIONAL CONTRACT OPTIONS...................................

SUMMARY OF ADDITIONAL CONTRACT OPTIONS........................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

UNDERLYING MUTUAL FUND SHORT-TERM
     TRADING FEES.............................................

EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................
TYPES OF CONTRACTS............................................
     Non-Qualified Contracts
     Individual Retirement Annuities
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Roth IRAs
     Tax Sheltered Annuities
     Investment-only Contracts
     Charitable Remainder Trusts

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS...............................................
     No CDSC Option
     Death Benefit Options
     Extra Value Option

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana Optional
         Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Systematic Withdrawals

     Asset Allocation Program

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
          Individual  Retirement
          Annuities, SEP IRAs, Simple IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING...................................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.



------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES


MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")
(as a percentage of purchase payments surrendered)......................................................................      7% 1
------------------------------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).


------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.15%
------------------------------------------------------------------------------------------------------------------------------------





---------------------------
1 Range of CDSC over time:
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         6%         5%          4%         3%         2%         1%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

(1) is the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;

     (b) is 10% of contract value; and

(2) is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account charge.


------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL CONTRACT OPTIONS AND CONTRACT OWNER SERVICES 1

------------------------------------------------------------------------------------------------------------------------------------

NO CDSC OPTION...........................................................................................................0.20% 2
Total Variable Account Charges (including this option only)..............................................................1.35%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

DEATH BENEFIT OPTIONS
An applicant may purchase one of two available death benefit options as a replacement for the standard death benefit.

     HIGHEST ANNIVERSARY DEATH BENEFIT OPTION............................................................................ 0.20%
     Total Variable Account Charges (including this option only)......................................................... 1.35%

     HIGHEST ANNIVERSARY OR 5% ENHANCED DEATH BENEFIT OPTION............................................................. 0.25%
     Total Variable Account Charges (including this option only)......................................................... 1.40%
------------------------------------------------------------------------------------------------------------------------------------

3% EXTRA VALUE OPTION.................................................................................................... 0.45% 3
Total Variable Account Charges (including this option only).............................................................. 1.60%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM ASSET ALLOCATION PROGRAM CHARGE                                                                                   0.35% 4
Total Variable Account Charges (including this option only).............................................................  1.50%

------------------------------------------------------------------------------------------------------------------------------------


The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Variable Account Charge (applicable to all contracts)....................................................................     1.15%

No CDSC Option...........................................................................................................     0.20%

Highest Anniversary or 5% Enhanced Death Benefit Option..................................................................     0.25%

3% Extra Value Option....................................................................................................     0.45%


ASSET ALLOCATION PROGRAM CHARGE..........................................................................................     0.35%

------------------------------------------------------------------------------------------------------------------------------------


MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     2.40%

------------------------------------------------------------------------------------------------------------------------------------

-------------------

1 Not all optional benefits and contract owner services are available in every state. Optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract.

2 Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract. This option is not available to contract owners who have purchased this contract in conjunction with the surrender of another annuity or life insurance policy issued by Nationwide or any of its affiliates.

3 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. This option is not available to contract owners who have purchased this contract in conjunction with the surrender of another annuity or life insurance policy issued by Nationwide or any of its affiliates.

4 The Asset Allocation Program is available beginning May 19, 2003. Nationwide may charge less than the amount indicated.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                       %                       %
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o    American Century Variable Portfolios, Inc. - VP International Fund: Class
     III
o    American Century Variable Portfolios, Inc. - VP Ultra Fund: Class III
o    American Century Variable Portfolios, Inc. - VP Value Fund: Class III
o    Fidelity VIP Equity-Income Portfolio: Service Class 2R
o    Fidelity VIP Growth Portfolio: Service Class 2R
o    Fidelity VIP Contrafund(R)Portfolio: Service Class 2R
o    GVIT Gartmore GVIT Government Bond Fund: Class III
o    GVIT Gartmore GVIT Total Return Fund: Class III
o    GVIT GVIT Small Cap Growth Fund: Class III
o    GVIT GVIT Small Cap Value Fund: Class III
o    GVIT GVIT Small Company Fund: Class III
o    GVIT Strong GVIT Mid Cap Growth Fund: Class III

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.05%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (       %)                                                                    *
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (       %)                                                                    *
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

o    Non-Qualified;
o    Individual Retirement Annuities;
o    SEP IRAs;
o    Simple IRAs;
o    Roth IRAs;
o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities;
o    Investment-only; and
o    Charitable Remainder Trusts.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ----------------
                     MINIMUM INITIAL       MINIMUM
     CONTRACT        PURCHASE PAYMENT    SUBSEQUENT
       TYPE                               PAYMENTS
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Non-Qualified            $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
IRA                      $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
SEP IRA                  $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Simple IRA               $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Roth IRA                 $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Tax Sheltered            $10,000           $1,000
Annuity
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Investment-only          $10,000           $1,000
-------------------- ----------------- ----------------
-------------------- ----------------- ----------------
Charitable               $10,000           $1,000
Remainder Trust
-------------------- ----------------- ----------------

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Change ("CDSC") if any amount is withdrawn from the contract, unless the contract owner elected the No CDSC Option at the time of application. The CDSC reimburses Nationwide for sales expenses. The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.

A No CDSC Option is available under the contract at the time of application. If the contract owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account (see "No CDSC Option").

Two optional death benefits are available under the contract at the time of application. Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary Death Benefit Option or 0.25% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option (see "Death Benefit Payment").

An Extra Value Option is available under the contract at the time of application to applicants who are not purchasing this contract in conjunction with the surrender of any other annuity issued by Nationwide or its affiliates. If an eligible contract owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").


Beginning May 19, 2003, an Asset Allocation Program is available to contract owners at any time. Once the Asset Allocation Program is elected, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the daily net assets of the variable account until the contract owner instructs Nationwide to discontinue their participation in the program.


Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract

(1.15%) will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

10 DAY FREE LOOK

Contract owners may return the contract for any reason within 10 days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a SEP IRA, a Simple IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES

Individual Retirement Annuities are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the contract owner, all or a portion of the contributions made to the contract may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

Individual Retirement Annuities may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, certain 457 governmental plans and from qualified retirement plans, including 401(k) plans.

For further details regarding Individual Retirement Annuities, please refer to the disclosure statement provided when the Individual Retirement Annuities was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o minimum participation rules;

o top-heavy contribution rules;

o nondiscriminatory allocation rules; and

o requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o vesting requirements;

o participation requirements; and

o administrative requirements.

Assets contributed to a Simple IRA cannot be commingled with assets in IRAs or SEP IRAs.

Simple IRA can only receive rollover distributions from another Simple IRA.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

o the contract is not transferable by the contract owner;

o the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o the contract owner's entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The contract owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the contract owner attains the age of 70 1/2, and after the death of the contract owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.


INVESTMENT-ONLY CONTRACTS

Contracts that are Investment-only Contract owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on October 7, 1987, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:
----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            1%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.75% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

IF THE CONTRACT OWNER ELECTS THE NO CDSC OPTION AT THE TIME OF APPLICATION, NO CDSC WILL BE ASSESSED ON SURRENDERS.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

     (1) is the lesser of (a) or (b) where:

          (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

          (b)  is 10% of contract value; and

     (2) is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among sub-accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will cease and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

NO CDSC OPTION

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, the contract owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. (See "Federal Tax Considerations.")

The No CDSC Option is NOT available to contract owners who have purchased this contract in conjunction with the surrender of any other annuity or life insurance policy by Nationwide or its affiliates.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

Highest Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

EACH DEATH BENEFIT OPTION HAS A SPOUSAL PROTECTION FEATURE. THE SPOUSAL PROTECTION FEATURE ALLOWS A SURVIVING SPOUSE TO CONTINUE THE CONTRACT WHILE RECEIVING THE ECONOMIC BENEFIT OF THE DEATH BENEFIT UPON THE DEATH OF THE OTHER SPOUSE. THE SPOUSAL PROTECTION FEATURE IS AVAILABLE ONLY FOR CONTRACTS ISSUED AS NON-QUALIFIED CONTRACTS, INDIVIDUAL RETIREMENT ANNUITIES AND ROTH IRAS, PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED. THERE IS NO ADDITIONAL CHARGE FOR THIS FEATURE.

(1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the contract owner;

(2)  the spouses must be co-annuitants;

(3) both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  the spouses must each be named as beneficiaries;

(5) no person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the contract owner);

(7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

IN ADDITION, BOTH DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant MAY NOT exercise the rights described in this provision.

EXTRA VALUE OPTION

----------------------------------------------------------------
THE EXTRA VALUE OPTION MAY NOT BE AVAILABLE IN ALL STATES.
APPLICANTS SHOULD BE AWARE OF THE FOLLOWING PRIOR TO ELECTING
THE EXTRA VALUE OPTION:

1. ELECTING THE EXTRA VALUE OPTION WILL BE BENEFICIAL FOR CONTRACT OWNERS ONLY IF THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND, IS GREAT ENOUGH TO COMPENSATE FOR THE REDUCTION IN CONTRACT VALUE DUE TO THE 0.45% CHARGE;

2. NATIONWIDE MAY MAKE A PROFIT FROM THE CHARGE ASSESSED BY THE EXTRA VALUE OPTION;

3. BECAUSE THE 0.45% CHARGE ASSOCIATED WITH THE EXTRA VALUE OPTION WILL BE ASSESSED AGAINST THE ENTIRE VARIABLE ACCOUNT VALUE FOR THE FIRST SEVEN (7) CONTRACT YEARS, CONTRACT OWNERS WHO ANTICIPATE MAKING ADDITIONAL PURCHASE PAYMENTS AFTER THE FIRST CONTACT YEAR SHOULD CAREFULLY EXAMINE THE EXTRA VALUE OPTION AND CONSULT THEIR FINANCIAL ADVISER REGARDING ITS DESIRABILITY;

4.   ONCE THE EXTRA VALUE OPTION IS ELECTED, IT MAY NOT BE REVOKED;

5. NATIONWIDE MAY RECAPTURE ALL OR PART OF THE AMOUNT CREDITED IN THE EVENT OF EARLY SURRENDERS, INCLUDING REVOCATION OF THE CONTRACT DURING THE CONTRACTUAL FREE-LOOK PERIOD; AND

6. THE EXTRA VALUE OPTION IS NOT AVAILABLE TO CONTRACT OWNERS WHO HAVE PURCHASED THIS CONTRACT IN CONJUNCTION WITH THE SURRENDER OF ANY OTHER ANNUITY OR LIFE INSURANCE POLICY ISSUED BY NATIONWIDE OR ITS AFFILIATES.
     ----------------------------------------------------------------

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected.

In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.60% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.60% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b) a 1.15% variable account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.60%) and contracts with no additional contract options (total variable account charges of 1.15%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

                     7.97% RATE OF RETURN

--------------------------------------------------------------
 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                 (1.15% TOTAL CHARGES)  VALUE OPTION (1.60%
                                           TOTAL CHARGES)
--------------------------------------------------------------
--------------------------------------------------------------
       0               $100,000               $103,000
--------------------------------------------------------------
--------------------------------------------------------------
       1               $106,725               $109,464
--------------------------------------------------------------
--------------------------------------------------------------
       2               $113,903               $116,334
--------------------------------------------------------------
--------------------------------------------------------------
       3               $121,564               $123,635
--------------------------------------------------------------
--------------------------------------------------------------
       4               $129,740               $131,394
--------------------------------------------------------------
--------------------------------------------------------------
       5               $138,465               $139,639
--------------------------------------------------------------
--------------------------------------------------------------
       6               $147,778               $148,403
--------------------------------------------------------------
--------------------------------------------------------------
       7               $157,716               $157,716
--------------------------------------------------------------
--------------------------------------------------------------
       8               $168,323               $168,323
--------------------------------------------------------------
--------------------------------------------------------------
       9               $179,644               $179,644
--------------------------------------------------------------
--------------------------------------------------------------
       10              $191,726               $191,726
--------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.97%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the contract owner elected the No CDSC Option) are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts. That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that would be subject to a CDSC except that the contract owner elected the No CDSC Option, subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. Thus, to determine the amount credited that is subject to recapture, Nationwide will:

(1) determine the percentage of the contract value subject to CDSC including the percentage of the contract value that would be subject to CDSC except the contract owner elected the No CDSC Option; and

(2)  multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the daily net assets in the variable account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the sub-accounts in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC except that the contract owner elected the No CDSC Option) in accordance with the following:

----------------------- -----------------------------------
                         (Extra Value Amount)
                        Percentage of First Year
     Contract Years      Purchase Payments
----------------------- -----------------------------------
----------------------- -----------------------------------
       1 and 2                          3%
----------------------- -----------------------------------
----------------------- -----------------------------------
      3, 4 and 5                        2%
----------------------- -----------------------------------
----------------------- -----------------------------------
       6 and 7                          1%
----------------------- -----------------------------------
----------------------- -----------------------------------
     After year 7                       0%
----------------------- -----------------------------------

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE AFTER THE 7TH CONTRACT ANNIVERSARY OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the contract owner was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date the change was signed, whether or not the annuitant was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ---------------- -----------------
                              MINIMUM          MINIMUM
        CONTRACT              INITIAL         SUBSEQUENT
          TYPE               PURCHASE          PAYMENTS
                              PAYMENT
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Non-Qualified                $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
IRA                          $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
SEP IRAs                     $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Simple IRAs                  $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Roth IRA                     $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Tax Sheltered Annuity        $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Investment -only             $10,000            $1,000
------------------------- ---------------- -----------------
------------------------- ---------------- -----------------
Charitable Remainder         $10,000            $1,000
Trust
------------------------- ---------------- -----------------

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern Standard Time to be processed in the current valuation period. The deadline for such financial transactions involving a Rydex Variable Trust Fund will be extended to 3:35 p.m. Eastern Standard Time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). NATIONWIDE WILL NOT ACCEPT ANY REQUEST FOR TRANSACTIONS INVOLVING THE TRANSFER OF UNITS IN ONE OF THE RYDEX VARIABLE TRUST FUNDS BETWEEN THE APPLICABLE DEADLINE AND 4:00 P.M. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o   New Year's Day                      o  Independence Day
o   Martin Luther King, Jr.Day          o  Labor Day
o   Presidents' Day                     o  Thanksgiving
o   Good Friday                         o  Christmas
o   Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any sub-account will not be honored and the allocations among the sub-accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the value of amounts allocated to the sub-accounts of the variable account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.15% to 2.05% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

TRANSFERS PRIOR TO ANNUITIZATION

Generally, allocations may be transferred among the sub-accounts once per valuation period without charges or penalties.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Generally, transfers will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern time to be processed in the current valuation period. The 3:00 p.m. deadline for such financial transactions involving a Rydex Variable Trust Funds will be extended to 3:35 p.m. Eastern time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). NATIONWIDE WILL NOT ACCEPT ANY REQUEST FOR TRANSACTIONS INVOLVING THE TRANSFER OF UNITS IN ONE OF THE RYDEX VARIABLE TRUST FUNDS BETWEEN THE APPLICABLE DEADLINE AND 4:00 P.M. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

RIGHT TO REVOKE

Contract owners have a 10 day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within 10 days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

For partial surrenders, Nationwide will surrender accumulation units from the sub-accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges; and

o    the investment performance of the underlying mutual funds.

A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner did not elect the No CDSC Option and chooses to take systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 59 1/2through age 61               7%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the systematic withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").


ASSET ALLOCATION PROGRAM

Effective May 19, 2003, an Asset Allocation Program is available to contract owners.

The Asset Allocation Program allows contract owners, in consultation with their investment professionals, to utilize the services of independent third parties in making allocation and reallocation decisions among the sub-accounts in accordance with certain active asset allocation models. Such models may be intended to take advantage of sub-accounts corresponding to underlying mutual funds offered through the Rydex Variable Trust, which are designed to accommodate active asset allocation strategies.

A contract owner electing the Asset Allocation Program must dedicate all purchase payments in the contract to the program, and must provide all required authorizations in order to allow Nationwide to process allocation and reallocation instructions communicated by third parties.

Nationwide neither endorses nor guarantees any such independent third party, investment model, or strategy. Contract owners are advised that the Asset Allocation Program does not guarantee profit or protect against loss. Nationwide is not affiliated with any third party that may be authorized to direct allocations under the Asset Allocation Program.

The contract owner may elect the Asset Allocation Program at any time on or after May 19, 2003. Once the Asset Allocation Program is elected, participation will continue until the contract owner instructs Nationwide in writing to discontinue the program. While the program is in effect, Nationwide will assess a charge to the contract equal to an annualized rate not to exceed 0.35% of the daily net assets of the variable account.

The contract owner may discontinue the Asset Allocation Program at any time. Discontinuation of the program will be implemented as soon as practicable after Nationwide receives the instruction, but in no event will the program continue for more than 3 days after Nationwide's receipt of the discontinuation instruction. After the program is discontinued, the contract's assets will remain as allocated on the date the program is discontinued and the charge associated with the program will no longer be assessed.

Nationwide reserves the right to discontinue the Asset Allocation Program at any time upon 30 days written notice to contract owners. Termination of the Asset Allocation Program will not effect any programs already in effect.


ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than:

o the age (or date) specified in the contract (the annuity commencement date as specified by the contract owner and reflected on the contract's data page); or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For contracts issued as Non-qualified contract or Roth-IRAs contracts, the annuity commencement date is the contract owner's 90th birthday unless the contract owner specifies otherwise.

For all other types of contracts, the annuity commencement date is the date when the contract owner reaches age 70 1/2 unless the contract owner specifies otherwise. The contract owner may not, however, extend the annuity commencement date to a date after the contract owner's 90th birthday. For joint owners the older contract owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose: (1) an annuity payment option; and (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by: (1) deducting applicable premium taxes from the total contract value; then (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date.

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two optional death benefits available under the contract at the time of application (not all death benefit options may be available in all states). IF NO OPTIONAL DEATH BENEFIT IS ELECTED AT THE TIME OF APPLICATION, THE DEATH BENEFIT WILL EQUAL THE CONTRACT VALUE.

The death benefit value is determined as of the date Nationwide receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

HIGHEST ANNIVERSARY DEATH BENEFIT OPTION

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

HIGHEST ANNIVERSARY OR 5% DEATH ENHANCED BENEFIT OPTION

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC unless the contract owner elected the No CDSC option at the time of application.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.

Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    SEP IRAs;

o    Simple IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Annuities.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the owner and his or her designee;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the contract owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

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

If non-qualified distributions of income from a Roth IRA are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designee;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designated beneficiary;

o    for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the contract owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income. This contract may receive amounts deemed to be investments that were made prior to August 14, 1982 in connection with a tax-free exchange from another annuity contract that had investments that were made prior to August 14, 1982. The treatment as investments that were made prior to August 14, 1982

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

applies for purposes of the distribution rule discussed in this paragraph as well as for the 10% penalty exception discussed in the following paragraph.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered

     Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing.

The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund II. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund II's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund II generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

o    precious metals;
o    real estate;
o    stocks and bonds;
o    closed-end funds;
o    bank money market deposit accounts and passbook savings;
o    CDs; and
o    the Consumer Price Index.

Market Indices

The sub-accounts will be compared to certain market indexes, such as:

o    S&P 500;
o    Shearson/Lehman Intermediate Government/Corporate Bond Index;
o    Shearson/Lehman Long-Term Government/Corporate Bond Index;
o    Donoghue Money Fund Average;
o    U.S. Treasury Note Index;
o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

o    Lipper Analytical Services, Inc.;
o    CDA/Wiesenberger;
o    Morningstar;
o    Donoghue's;
o    magazines such as:
          Money;
          Forbes;
          Kiplinger's Personal Finance Magazine;
          Financial World;
          Consumer Reports;
          Business Week;
          Time;
          Newsweek;
          National Underwriter; and
          U.S. News and World Report;
o    LIMRA;
o    Value;
o    Best's Agent Guide;
o    Western Annuity Guide;
o    Comparative Annuity Reports;
o    Wall Street Journal;
o    Barron's;
o    Investor's Daily;
o    Standard & Poor's Outlook; and
o    Variable Annuity Research & Data Service (The VARDS Report).


These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum optional benefits are chosen (2.05%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 1.15% and does not reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available in the variable account for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.


          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements..........................................................61

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS III
     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP ULTRA FUND: CLASS III
     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS III
     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2 R
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: SERVICE CLASS 2 R
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS 2 R
     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS III
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT MONEY MARKET FUND II)
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less. It is anticipated that the Fund's dollar-weighted maturity will be 15 days or less because the Fund may be subject to active trading. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, especially those caused by active trading of contract holders, to maintain target allocations and to take advantage of more favorable opportunities.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS III
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GVIT SMALL CAP GROWTH FUND: CLASS III
     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS III
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS III
     (Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     STRONG GVIT MID CAP GROWTH FUND: CLASS III
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

RYDEX VARIABLE TRUST
Rydex Variable Trust (the "Trust") is an open-end management investment company that was organized as a Delaware business trust on June 11, 1998. The Trust offers separate portfolios of shares (the "Funds") through certain deferred variable annuity and variable insurance contracts as well as to certain retirement plan investors. Rydex Global Advisors (the "Advisor") serves as the investment advisor for the Trust and manager of the Funds.

     ARKTOS FUND
     Investment Objective: Seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index. If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the NASDAQ 100 Index is decreasing. When the value of the NASDAQ 100 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the NASDAQ 100 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

     BANKING FUND
     Investment Objective: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

     BASIC MATERIALS FUND
     Investment Objective: Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

     BIOTECHNOLOGY FUND
     Investment Objective: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

     CONSUMER PRODUCTS FUND
     Investment Objective: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

     ELECTRONICS FUND
     Investment Objective: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

     ENERGY FUND
     Investment Objective: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

     ENERGY SERVICES FUND
     Investment Objective: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

     FINANCIAL SERVICES FUND
     Investment Objective: Seeks capital appreciation by investing in companies that are involved in the financial services sector.

     HEALTH CARE FUND
     Investment Objective: Seeks capital appreciation by investing in companies that are involved in the health care industry.

     INTERNET FUND
     Investment Objective: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

     LARGE-CAP EUROPE FUND
     Investment Objective: Seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50SM Index (the "Stoxx 50 Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Stoxx 50 Index is increasing. When the value of the Stoxx 50 Index is decreasing, the value of the Fund's shares will tend to decrease.

     LARGE-CAP JAPAN FUND
     Investment Objective: Seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "Topix 100 Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Topix 100 Index is increasing. When the value of the Topix 100 Index is decreasing, the value of the Fund's shares will tend to decrease.

     LEISURE FUND
     Investment Objective: Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

     MEDIUS FUND
     Investment Objective: Seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(TM) (the "S&P MidCap 400 Index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. If the

     Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

     MEKROS FUND
     Investment Objective: Seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "Russell 2000 Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Russell 2000 Index is increasing. When the value of the Russell 2000 Index is decreasing, the value of the Fund's shares will tend to decrease.

     NOVA FUND
     Investment Objective: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

     OTC FUND
     Investment Objective: Seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index TM (the "NASDAQ 100 Index"). If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

     PRECIOUS METALS FUND
     Investment Objective: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

     REAL ESTATE FUND
     Investment Objective: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

     RETAILING FUND
     Investment Objective: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

     SECTOR ROTATION FUND
     Investment Objective: seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 1500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions.

     TECHNOLOGY FUND
     Investment Objective: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

     TELECOMMUNICATION FUND
     Investment Objective: Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

     TITAN 500 FUND
     Investment Objective: Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index. The investment objective of the Titan 500 Fund is non-fundamental and may be changed without shareholder approval. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

     TRANSPORTATION FUND
     Investment Objective: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

     URSA FUND
     Investment Objective: Seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index. If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

     U.S. GOVERNMENT BOND FUND
     Investment Objective: Seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury 7Bond. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

     UTILITIES FUND
     Investment Objective: Seeks capital appreciation by investing in companies that operate public utilities.

     VELOCITY 100 FUND
     Investment Objective: Seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index(TM) (the "NASDAQ 100 Index"). The investment objective of the Velocity 100 Fund is non-fundamental and may be changed without shareholder approval. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the NASDAQ 100 Index. When the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the NASDAQ 100 Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

APPENDIX B:  CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.


              NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.15%)
 (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.994345            -0.06%               530,488         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.916610           -30.83%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.302548            3.03%                  8,875         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.135186            11.35%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.436499            14.36%                 1,266         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.355991            3.56%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.145323            41.45%                 1,725         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.313664            3.14%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.680697            26.81%                 1,613         2001
Energy Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.475591            4.76%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.839345            -1.61%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.006514            40.07%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.057089            10.57%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.601313           -13.99%                     0         2001
Large-Cap Japan Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.690551            16.91%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.344390            23.44%                   488         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.712705            27.13%               590,486         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.256940            12.57%                 4,063         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.502288            35.02%                 4,801         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.447667            -5.52%                 4,868         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.467730            4.68%                  4,763         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.835742            18.36%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.340880            33.41%                 2,627         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.248649            2.49%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.652985            16.53%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.056821            20.57%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.076802            -9.23%                   625         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.660145            -3.40%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.341214            -6.59%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.353386            53.53%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund II, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.


                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 2.05%)
                        (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.971831            -0.28%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.900942           -30.99%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.279338            2.79%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.110114            11.10%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.410792            14.11%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.332657            3.33%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.113570            41.14%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.290416            2.90%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.652183            26.52%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.452009            4.52%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.817179            -1.83%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.975105            39.75%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.032176            10.32%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.581856           -14.18%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.664237            16.64%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.316652            23.17%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.684139            26.84%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.231601            12.32%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.471983            34.72%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.426342            -5.74%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.444161            4.44%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.809109            18.09%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.310918            33.11%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.225573            2.26%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.626765            16.27%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.029716            20.30%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.056328            -9.44%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.638384            -3.62%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.320129            -6.80%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.318930            53.19%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund II, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 4


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-866-233-3223, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements..........................................................61

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account - 4 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account - 4 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund II, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund II effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund.

The GVIT Gartmore GVIT Money Market Fund II yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund II determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT Gartmore GVIT Money Market Fund II's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund II is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average total return reflects the deduction of maximum variable account charges of 2.05% and the standard 7 year CDSC schedule. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000, reflects variable account charges of 1.15% and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average total return quotations.


The standardized average total return and nonstandardized average total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.


                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.15%)

                        (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT           10.000000             9.994345            -0.06%               530,488         2001
Money Market Fund II
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust         10.000000             6.916610           -30.83%                     0         2001
Arktos Fund
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust         10.000000            10.302548            3.03%                  8,875         2001
Banking Fund
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust         10.000000            11.135186            11.35%                     0         2001
Basic Materials Fund
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust         10.000000            11.436499            14.36%                 1,266         2001
Biotechnology Fund
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust         10.000000            10.355991            3.56%                      0         2001
Consumer Products Fund
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust         10.000000            14.145323            41.45%                 1,725         2001
Electronics Fund
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust         10.000000            10.313664            3.14%                      0         2001
Energy Fund
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust         10.000000            12.680697            26.81%                 1,613         2001
Energy Services
Fund
------------------------ ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust         10.000000            10.475591            4.76%                      0         2001
Financial Services
Fund
------------------------ ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.839345            -1.61%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.006514            40.07%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.057089            10.57%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.601313           -13.99%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.690551            16.91%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.344390            23.44%                   488         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.712705            27.13%               590,486         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.256940            12.57%                 4,063         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.502288            35.02%                 4,801         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.447667            -5.52%                 4,868         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.467730            4.68%                  4,763         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.835742            18.36%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.340880            33.41%                 2,627         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.248649            2.49%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.652985            16.53%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.056821            20.57%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.076802            -9.23%                   625         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.660145            -3.40%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.341214            -6.59%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.353386            53.53%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.


                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.20%)
                        (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.993098            -0.07%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.915740           -30.84%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.301262            3.01%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.133802            11.34%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.435076            14.35%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.354697            3.55%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.143560            41.44%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.312378            3.12%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.679114            26.79%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.474289            4.74%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.838115            -1.62%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.004781            40.05%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.055704            10.56%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.600236           -14.00%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.689097            16.89%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.342853            23.43%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.711127            27.11%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.255540            12.56%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.500614            35.01%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.446489            -5.54%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.466426            4.66%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.834271            18.34%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.339219            33.39%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.247367            2.47%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.651537            16.52%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.055317            20.55%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.075665            -9.24%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.658940            -3.41%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.340047            -6.60%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.351479            53.51%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.


                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.25%)
                        (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.991851            -0.08%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.914874           -30.84%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.299976            3.00%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.132414            11.32%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.433644            14.34%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.353404            3.53%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.141801            41.42%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.311092            3.11%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.677534            26.78%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.472978            4.73%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.863891            -1.63%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.003039            40.03%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.054331            10.54%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.599156           -14.01%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.687635            16.88%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.341322            23.41%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.709544            27.10%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.254133            12.54%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.498930            34.99%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.445307            -5.55%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.465120            4.65%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.832793            18.33%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.337562            33.38%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.246093            2.46%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.650077            16.50%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.053814            20.54%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.074529            -9.25%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.657735            -3.42%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.338875            -6.61%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.349568            53.50%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.30%)
                        (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  GVIT Gartmore GVIT          10.000000            9.990604             -0.09%              0                2001
  Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000            6.914006            -30.86%              0                2001
  Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000           10.298690             2.99%               0                2001
  Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000           11.131021             11.31%              0                2001
  Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000           11.4432228            14.32%              0                2001
  Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000           10.352113             3.52%               0                2001
  Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000           14.140039             41.40%              0                2001
  Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000           10.309804             3.10%               0                2001
  Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000           12.675958             26.76%              0                2001
  Energy Services
  Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000           10.471676             4.72%               0                2001
  Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000            9.835660             -1.64%              0                2001
    Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
  Rydex Variable Trust        10.000000           14.001300             40.01%              0                2001
     Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.052950            10.53%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.598078           -14.02%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.686176            16.86%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.339781            23.40%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.707960            27.08%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.252730            12.53%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.497259            34.97%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.444126            -5.56%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.463811            4.64%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.831317            18.31%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.335899            33.36%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.244812            2.45%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.648629            16.49%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.052317            20.52%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.073394            -9.27%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.656528            -3.43%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.337708            -6.62%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.347661            53.48%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.


                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.35%)
                        (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.989354            -0.11%               231,498         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.913138           -30.87%                 3,558         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.297402            2.97%                    110         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.129631            11.30%                    46         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.430800            14.31%                 1,959         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.350821            3.51%                    109         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.138282            41.38%                 2,358         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.308511            3.09%                     62         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.674381            26.74%                31,791         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.470367            4.70%                     62         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.834431            -1.66%                    23         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.999557            40.00%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.051567            10.52%                 3,473         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.597002           -14.03%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.684721            16.85%                     3         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.338242            23.38%                 4,619         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.706376            27.06%                39,436         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.251326            12.51%                20,128         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.495516            34.96%                 3,441         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.442946            -5.57%                     9         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.462506            4.63%                     58         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.829843            18.30%                37,537         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.334237            33.34%                 1,644         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.243535            2.44%                     58         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.647173            16.47%                   171         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.050818            20.51%                    27         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.072262            -9.28%                 5,865         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.655322            -3.45%                13,049         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.336544            -6.63%                 1,745         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.345752            53.46%                    46         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.



                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.40%)
                        (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.988107            -0.12%                 1,107         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.912265           -30.88%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.296117            2.96%                    103         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.128236            11.28%                   146         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.429374            14.29%                   134         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.349527            3.50%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.136521            41.37%                    99         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.307222            3.07%                    382         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.672797            26.73%                    73         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.469059            4.69%                    204         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.833204            -1.67%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.997818            39.98%                    47         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.050187            10.50%                   355         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.595925           -14.04%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.683260            16.83%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.336701            23.37%                   230         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.704790            27.05%                   148         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.249920            12.50%                   637         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.493894            34.94%                   185         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.441757            -5.58%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.461197            4.61%                    441         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.828361            18.28%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.332580            33.33%                    75         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.242254            2.42%                     81         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.645722            16.46%                    59         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.049309            20.49%                   134         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.071127            -9.29%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.654115            -3.46%                   379         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.335363            -6.65%                   597         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.343843            53.44%                    68         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.45%)
                        (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.986858            -0.13%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.911394           -30.89%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.294831            2.95%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.126848            11.27%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.427948            14.28%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.348232            3.48%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.134756            41.35%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.305936            3.06%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.671220            26.71%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.467748            4.68%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.831974            -1.68%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.996070            39.96%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.048804            10.49%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.594840           -14.05%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.681800            16.82%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.335160            23.35%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.703205            27.03%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.248515            12.49%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.492212            34.92%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.440575            -5.59%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.459891            4.60%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.826884            18.27%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.330916            33.31%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.240972            2.41%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.644268            16.44%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.047807            20.48%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.069992            -9.30%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.652909            -3.47%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.334199            -6.66%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.341930            53.42%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.50%)
                        (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.985608            -0.14%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.910527           -30.89%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.293538            2.94%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.125458            11.25%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.426523            14.27%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.346940            3.47%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.132999            41.33%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.304649            3.05%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.669637            26.70%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.466442            4.66%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.830744            -1.69%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.994330            39.94%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.047424            10.47%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.593761           -14.06%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.680342            16.80%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.333627            23.34%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.701624            27.02%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.247111            12.47%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.490531            34.91%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.439387            -5.61%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.458583            4.59%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.825413            18.25%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.329249            33.29%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.239695            2.40%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.642814            16.43%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.046298            20.46%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.068856            -9.31%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.651700            -3.48%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.333028            -6.67%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.340014            53.40%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.55%)
                        (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.984357            -0.16%                12,133         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.909657           -30.90%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.292246            2.92%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.124064            11.24%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.425095            14.25%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.345639            3.46%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.131235            41.31%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.303352            3.03%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.668054            26.68%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.465129            4.65%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.829514            -1.70%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.992583            39.93%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.046037            10.46%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.592677           -14.07%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.678880            16.79%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.332082            23.32%                 2,334         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.700033            27.00%                 2,216         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.245705            12.46%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.488843            34.87%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.438205            -5.62%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.457276            4.57%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000                                                                      2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.327589            33.28%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.238413            2.38%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.641354            16.41%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.044796            20.45%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.067716            -9.32%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.650492            -3.50%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.331514            -6.68%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.338103            53.38%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.



                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.60%)
                        (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.983107            -0.17%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.908790           -30.91%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.290966            2.91%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.122675            11.23%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.423667            14.24%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.344341            3.44%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.129471            41.29%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.302060            3.02%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.666464            26.66%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.463826            4.64%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.828280            -1.72%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.990842            39.91%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.044650            10.45%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.591597           -14.08%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.677414            16.77%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.330549            23.31%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.698450            26.98%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.244296            12.44%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.487168            34.87%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.437022            -5.63%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.455964            4.56%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.822451            18.22%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.325927            33.26%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.237132            2.37%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.639900            16.40%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.043289            20.43%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.066581            -9.33%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.649283            -3.51%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.330690            -6.69%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.336192            53.36%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.65%)
                        (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.981856            -0.18%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.907918           -30.92%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.289673            2.90%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.121281            11.21%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.422239            14.22%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.343045            3.43%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.127706            41.28%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.300768            3.01%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.664878            26.65%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.462510            4.63%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.827051            -1.73%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.989091            39.89%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.043267            10.43%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.590518           -14.09%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.675956            16.76%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.329003            23.29%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.696858            26.97%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.242886            12.43%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.485482            34.85%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.435835            -5.64%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.454653            4.55%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.820971            18.21%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.324257            33.24%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.235847            2.36%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.638442            16.38%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.041786            20.42%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.065442            -9.35%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.648074            -3.52%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.329516            -6.70%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.334276            53.34%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.70%)
                        (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.980605            -0.19%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.907048           -30.93%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.288385            2.88%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.119889            11.20%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.420812            14.21%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.341749            3.42%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.125945            41.26%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.299478            2.99%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.663297            26.63%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.461201            4.61%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.825820            -1.74%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.987351            39.87%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.041885            10.42%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.589436           -14.11%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.674489            16.74%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.327464            23.27%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.695275            26.95%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.241481            12.41%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.483793            34.84%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.434653            -5.65%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.453345            4.53%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.819492            18.19%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.322594            33.23%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.234568            2.35%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.636984            16.37%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.040283            20.40%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.064310            -9.36%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.646864            -3.53%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.328341            -6.72%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.332359            53.32%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.75%)
                        (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.979352            -0.21%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.906174           -30.94%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.287094            2.87%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.118497            11.18%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.419376            14.19%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.340455            3.40%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.124180            41.24%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.298184            2.98%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.661711            26.62%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.459891            4.60%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.824590            -1.75%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.985596            39.86%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.040497            10.40%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.588351           -14.12%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.673030            16.73%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.325921            23.26%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.693684            26.94%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.240070            12.40%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.482110            34.82%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.433467            -5.67%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.452035            4.52%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.818011            18.18%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.320929            33.21%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.233282            2.33%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.635529            16.36%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.038774            20.39%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.063166            -9.37%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.645653            -3.54%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.327176            -6.73%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.330438            53.30%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.80%)
                        (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.978101            -0.22%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.905304           -30.95%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.285804            2.86%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.117100            11.17%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.417953            14.18%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.339159            3.39%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.122409            41.22%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.296894            2.97%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.660127            26.60%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.458578            4.59%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.823353            -1.77%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.983855            39.84%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.039113            10.39%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.587271           -14.13%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.671568            16.72%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.324380            23.24%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.692093            26.92%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.238661            12.39%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.480423            34.80%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.432283            -5.68%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.450723            4.51%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.816526            18.17%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.319257            33.19%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.231995            2.32%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.634071            16.34%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.037263            20.37%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.062031            -9.38%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.644444            -3.56%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.326000            -6.74%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.328528            53.29%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.85%)
                        (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.976847            -0.23%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.904433           -30.96%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.284513            2.85%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.115705            11.16%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.416522            14.17%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.337863            3.38%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.120640            41.21%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.295598            2.96%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.658540            26.59%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.457264            4.57%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.822122            -1.78%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.982105            39.82%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.037720            10.38%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.586190           -14.14%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.670099            16.70%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.322837            23.23%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.690507            26.91%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.237248            12.37%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.478738            34.79%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.431089            -5.69%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.449414            4.49%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.815044            18.15%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.317594            33.18%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.230713            2.31%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.632609            16.33%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.035751            20.36%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.060889            -9.39%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.643232            -3.57%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.324828            -6.75%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.326605            53.27%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.90%)
                        (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.975594            -0.24%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.903561           -30.96%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.283217            2.83%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.114313            11.14%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.415089            14.15%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.336560            3.37%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.118871            41.19%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.294305            2.94%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.656951            26.57%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.455957            4.56%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.820891            -1.79%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.980356            39.80%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.036339            10.36%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.585103           -14.15%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.668637            16.69%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.321288            23.21%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.688916            26.89%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.235837            12.36%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.477052            34.77%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.429902            -5.70%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.448098            4.48%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.813565            18.14%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.315925            33.16%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.229428            2.29%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.631150            16.31%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.034246            20.34%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.059755            -9.40%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.642021            -3.58%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.323654            -6.76%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.324686            53.25%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.95%)
                        (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.974340            -0.26%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.902692           -30.97%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.281926            2.82%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.112913            11.13%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.413661            14.14%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.335264            3.35%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.117110            41.17%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.293009            2.93%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.655364            26.55%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.454638            4.55%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.819657            -1.80%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.978608            39.79%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.034945            10.35%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.584018           -14.16%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.667169            16.67%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.319744            23.20%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.687322            26.87%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.234427            12.34%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.475363            34.75%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.42872             -5.71%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.446786            4.47%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.812082            18.12%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.314259            33.14%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.228141            2.28%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.629689            16.30%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.032737            20.33%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.058608            -9.41%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.640809            -3.59%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.322478            -6.78%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.322763            53.23%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.




                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 2.00%)
                        (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.973086            -0.27%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.901817           -30.98%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.280638            2.81%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.111511            11.12%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.412227            14.12%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.333963            3.34%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.115338            41.15%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.291713            2.92%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.653771            26.54%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.453328            4.53%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.818418            -1.82%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.976855            39.77%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.033560            10.34%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.582934           -14.17%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.665708            16.66%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.318200            23.18%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.685738            26.86%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.233018            12.33%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.473675            34.74%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.427526            -5.72%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.445475            4.45%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.810595            18.11%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.312584            33.13%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.226855            2.27%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.628231            16.28%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.031224            20.31%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.057468            -9.43%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.639597            -3.60%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.321304            -6.79%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.320848            53.21%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.


                                        NO ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 2.05%)
                        (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT            10.000000             9.971831            -0.28%                     0         2001
Money Market Fund II
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             6.900942           -30.99%                     0         2001
Arktos Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.279338            2.79%                      0         2001
Banking Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.110114            11.10%                     0         2001
Basic Materials Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.410792            14.11%                     0         2001
Biotechnology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.332657            3.33%                      0         2001
Consumer Products Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            14.113570            41.14%                     0         2001
Electronics Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.290416            2.90%                      0         2001
Energy Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.652183            26.52%                     0         2001
Energy Services
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.452009            4.52%                      0         2001
Financial Services Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.817179            -1.83%                     0         2001
Health Care Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.975105            39.75%                     0         2001
Internet Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.032176            10.32%                     0         2001
Large-Cap Europe Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             8.581856           -14.18%                     0         2001
Large-Cap Japan
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.664237            16.64%                     0         2001
Leisure Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.316652            23.17%                     0         2001
Medius Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.684139            26.84%                     0         2001
Mekros Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.231601            12.32%                     0         2001
Nova Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.471983            34.72%                     0         2001
OTC Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.426342            -5.74%                     0         2001
Precious Metals Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.444161            4.44%                      0         2001
Real Estate Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.809109            18.09%                     0         2001
Retailing Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            13.310918            33.11%                     0         2001
Technology Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            10.225573            2.26%                      0         2001
Telecommunication Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------




------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            11.626765            16.27%                     0         2001
Titan 500 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            12.029716            20.30%                     0         2001
Transportation Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.056328            -9.44%                     0         2001
Ursa Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.638384            -3.62%                     0         2001
U.S. Government Bond
Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000             9.320129            -6.80%                     0         2001
Utilities Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust          10.000000            15.318930            53.19%                     0         2001
Velocity 100 Fund
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The following underlying investment options were added to the Variable Account on May 1, 2002: American Century VP Income & Growth Fund: Class III, American Century VP Ultra Fund: Class III, American Century VP Value Fund: Class III, Fidelity Variable Insurance Product Fund - VIP Equity Income Portfolio: Service Class 2 R, Fidelity Variable Insurance Product Fund - VIP Growth Portfolio:
Service Class 2 R, Fidelity Variable Insurance Product Fund VIP II Contrafund(R)Portfolio: Service Class 2 R, GVIT-Gartmore GVIT Government Bond
Fund: Class III, GVIT-Gartmore GVIT Money Market Fund: Class III, GVIT-Gartmore GVIT Total Return Fund: Class III, GVIT-GVIT Small Cap Growth Fund: Class III, GVIT-GVIT Small Cap Value Fund: Class III, GVIT-GVIT Small Company Fund: Class III, GVIT-Strong GVIT Mid Cap Growth Fund: Class III, Rydex Variable Trust - Sector Rotation Fund. Therefore, no condensed financial information is available.

    Financial statements to be added by subsequent post-effective amendment.

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits

                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):

                           (2) Financial statements included in Part B:
                               Those financial statements required by
                               Item 23 to be included in Part B
                               have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Variable Account-4:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001.

                               Statements of Operations for the year ended
                               December 31, 2001.

                               Statements of Changes in Contract Owners'
                               Equity for the years ended December 31, 2001 and 2000.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 2001 and 2000.

                               Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

                               Consolidated Statements of Shareholder's
                               Equity for the years ended December 31,
                               2001, 2000 and 1999.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.
                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant -Filed previously with Registration Statement (1933 Act File No. 033-25734) and hereby incorporated by reference.

               (2)  Not Applicable


               (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Registration Statement (1933 Act File No. 033-25734) and hereby incorporated by reference.

               (4) The form of the variable annuity contract - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

               (5) (5) Variable Annuity Application - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.


               (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (1933 Act File No. 2-75059) and hereby incorporated by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

               (13) Performance Advertising Calculation Schedule - Filed
                    previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

Item 25.        DIRECTORS AND OFFICERS OF THE DEPOSITOR

W.G. Jurgensen, Director, Chairman of the Board and Chief Executive Officer Joseph J. Gasper, Director, President and Chief Operating Officer
Richard D. Headley, Executive Vice President
Donna A. James, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer
Robert A. Rosholt, Executive Vice President-Finance and Investments
John R. Cook, Jr., Senior Vice President-Chief Communications Officer
David A. Diamond, Senior Vice President-Corporate Strategy
Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial Patricia R. Hatler, Senior Vice President, General Counsel and Secretary David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance
   Sales
David R. Jahn, Senior Vice President-Product Management
Richard A. Karas, Senior Vice President-Sales-Financial Services
Gregory S. Lashutka, Senior Vice President-Corporate Relations
Edwin P. McCausland, Jr., Senior Vice President-Chief Investment Officer Robert H. McNaghten, Senior Vice President-Real Estate Investments
Michael D. Miller, Senior Vice President-NI Finance
Brian W. Nocco, Senior Vice President and Treasurer
Mark D. Phelan, Senior Vice President-Technology and Operations
Kathleen D. Ricord, Senior Vice President-Marketing and Strategy
Douglas C. Robinette, Senior Vice President-Claims
John S. Skubik, Senior Vice President-Consumer Finance
Mark R. Thresher, Senior Vice President-Chief Financial Officer
Richard M. Waggoner, Senior Vice President-Operations
Susan A. Wolken, Senior Vice President-Product Management and Nationwide
   Financial Marketing
James G. Brocksmith, Jr., Director
Henry S. Holloway, Director
James F. Patterson, Director
Gerald D. Prothro, Director
Joseph A. Alutto, Director
Donald L. McWhorter, Director
Arden L. Shisler, Director
Alex Shumate, Director
Lydia M. Marshall, Director
David O. Miller, Director

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza
Columbus, Ohio 43215


Item 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                Subsidiaries for which separate financial statements are filed
                Subsidiaries included in the respective consolidated financial statements
                Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries other subsidiaries

------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------
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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------

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


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,      Ohio                                     The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage        Iowa                                     The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------

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


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services           Bermuda                               The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------

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


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.

------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (New company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2002

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2002

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE HOLDING SA (NHSA) |
|   |Shares                         |   |   |                               |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |        Shares                 |
    |                               |   |   |        ------                 |
    |SIAM-48.98%                    |   |   |NGH                            |
    ---------------------------------   |   | BRASIL 42,900,999             |
                                        |   |LUX SA  1                      |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   DINAMICA PARTICIPACOES SA   |
    |Common Stock:  1,300,000 Shares|   |   |           (DPSA)              |
    |------------                   |___|   |                               |
    |                               |       |        Shares                 |
    |                               |       |        ------                 |
    |LUX SA-100%                    |       |NHSA    132,522,386            |
    |LUF                            |       |NGH                            |
    ---------------------------------       | BRASIL 1                      |
                  |                         ---------------------------------
                  |                                         |
    ---------------------------------       ---------------------------------
    |      VERTBOIS, SA             |       |  NATIONWIDE MARITIMA VIDA e   |
    |                               |       |       PREVIDENCIA SA          |
    |                               |       |                               |
    |                               |       |Common Stock:  134,822,225     |
    |                               |       |------------   Shares          |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |DPSA-86.4%                     |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
__     |___|------------                   |
  |    |   |                   Shares      |
  |    |   |                   ------      |
  |    |   |NGH                20,343,751  |
  |    |   |LUX SA             1           |
  |    |   ---------------------------------
  |    |
  |    |   ---------------------------------
  |    |   |             NGH               |
  |    |   |       NETHERLANDS B.V.        |
  |    |   |                               |
  |    |___|Common Stock:         40 Shares|
  |    |   |------------                   |
  |    |   |                               |
  |    |   |                               |
  |    |   |NGH-100%                       |
  |    |   ---------------------------------
  |    |
  |    |
  |    |   ---------------------------------
  |    |   |      NATIONWIDE GLOBAL        |
  |    |   |         JAPAN, INC.           |
  |    |___|                               |
  |    |   |Common Stock:        100 Shares|
  |    |   |------------                   |
  |    |   |                               |
  |    |   |NGH - 100%                     |
  |    |   ---------------------------------
  |    |
  |    |   ---------------------------------
  |    |   |            NATIONWIDE         |
  |    |   |       SERVICES SP. Z O.O.     |
  |    |   |                               |
  |    |   |Common Stock:         80 Shares|
  |    |___|------------                   |
  |    |   |                               |
  |    |   |                               |
  |    |   |NGH-100%                       |
  |    |   ---------------------------------
  |    |   ---------------------------------
  |    |   |        NATIONWIDE GLOBAL      |
  |    |   |          FINANCE, LLC         |
  |    |   |                               |
  |    |---|     Single Member Limited     |
  |        |        Liability Company      |
  |        |                               |
  |        |                               |
  |        |NGH-100%                       |
  |        ---------------------------------
  |
  |
  |         ---------------------------------
  |         |         DANICA LIFE S.A       |
  |         |                               |
  |_________|                               |
            |                               |
            |LUX SA-100%                    |
            ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2002

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2002

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2002

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |    (GENERAL PARTNER)     |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2002

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            December 31, 2002

                                                                          Page 7






Item 27.      NUMBER OF CONTRACT OWNERS

              Not Applicable.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


               (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

              (b)                    NATIONWIDE INVESTMENT SERVICES CORPORATION
                                               DIRECTORS AND OFFICERS

           Joseph J. Gasper, Director and Chairman of the Board
           Richard A. Karas, Director and Vice Chairman
           Duane C. Meek, President
           William G. Goslee, Senior Vice President
           Mark R. Thresher, Director, Senior Vice President and Treasurer Kevin S. Crossett, Vice President
           Trey Rouse, Vice President
           Peter R. Salvator, Vice President
           Barbara J. Shane, Vice President-Compliance Officer
           Karen R. Tackett, Vice President
           Alan A. Todryk, Vice President-Taxation
           Carol L. Dove, Associate Vice President-Treasury Services and
              Assistant Treasurer
           Glenn W. Soden, Associate Vice President and Secretary
           Thomas E. Barnes, Associate Vice President and Assistant Secretary John F. Delaloye, Assistant Secretary
           Dina A. Tantra, Assistant Secretary
           Mark D. Maxwell, Assistant Secretary
           E. Gary Berndt, Assistant Treasurer
           Terry C. Smetzer, Assistant Treasurer


         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza
         Columbus, Ohio 43215

(c)

------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

               (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

               (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

               The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
               Section 403(b)(11) of the Internal Revenue Code.

               Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                                             SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, has caused this Post-effective Amendment No. 7 to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of February, 2003.

                                               NATIONWIDE VARIABLE ACCOUNT-4
                               -------------------------------------------------
                                                      (Registrant)
                                             NATIONWIDE LIFE INSURANCE COMPANY
                               -------------------------------------------------
                                                      (Depositor)


                               -------------------------------------------------
                                                     Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 has been signed by the following persons in the capacities indicated on the 20th day of February, 2003.


               SIGNATURE                                   TITLE


W. G. JURGENSEN                             Director and Chief Executive Officer

----------------------------------------

W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and

----------------------------------------

Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director

----------------------------------------

Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director

----------------------------------------

James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director

----------------------------------------

Henry S. Holloway

LYDIA M. MARSHALL                                         Director

----------------------------------------

Lydia M. Marshall

DONALD L. MCWHORTER                                       Director

----------------------------------------

Donald L. McWhorter

DAVID O. MILLER                                           Director

----------------------------------------

David O. Miller

JAMES F. PATTERSON                                        Director

----------------------------------------

James F. Patterson

GERALD D. PROTHRO                                         Director

----------------------------------------

Gerald D. Prothro

ARDEN L. SHISLER                                          Director

----------------------------------------

Arden L. Shisler

ALEX SHUMATE                                              Director

----------------------------------------

Alex Shumate

                                                                                                  By /s/ STEVEN SAVINI

                                                                                     -----------------------------------------------

                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact

